GMO High Yield Fund Investment Objectives and Goals - GMO High Yield Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GMO HIGH YIELD FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return in excess of that of its benchmark, the Markit iBoxx USD Liquid High Yield Index.